Financial assets	12 Months Ended
Dec. 31, 2025
Financial assets and other receivables
Financial assets and other receivables

9.  Financial assets and other receivables

The Company’s financial assets and their classification under IFRS 9 Financial Instruments are as follows:

		2025 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,921	24,900	—	37,821
Receivables from related parties	25	1,763	—	—	1,763
Trade receivables	9.2	191,536	—	—	191,536
Other receivables	9.2	74,665	—	—	74,665
Restricted cash and cash equivalents		175	—	—	175
Cash and cash equivalents		122,812	—	—	122,812
Total financial assets		403,872	24,900	—	428,772

		2024 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	9.1	12,929	12,091	293	25,313
Receivables from related parties	25	1,558	—	—	1,558
Trade receivables	9.2	188,816	—	—	188,816
Other receivables	9.2	83,103	—	—	83,103
Restricted cash and cash equivalents		298	—	—	298
Cash and cash equivalents		132,973	—	—	132,973
Total financial assets		419,677	12,091	293	432,061

Restrictions on the use of group assets

As of the year ended December 31, 2025 and 2024, cash and cash equivalents and restricted cash and cash equivalents comprise the following:

	2025	2024
	US$'000	US$'000
Cash and cash equivalents	122,812	132,973
Restricted cash and cash equivalents presented as Cash	175	298
Total	122,987	133,271

The Company also has certain restrictions in the partnerships with Dow as of December 31, 2025 and 2024.

9.1 Other financial assets

As of December 31, 2025, other financial assets comprise the following:

	2025
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,921	—	12,921
Equity securities	1,643	4	1,647
Financial investments	9,074	11,100	20,174
Derivatives not designated as hedging instruments (Note 21)	3,079	—	3,079
Total	26,717	11,104	37,821

As of December 31, 2024, other financial assets comprise the following:

	2024
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortized cost	12,929	—	12,929
Equity securities	1,815	—	1,815
Financial investments	—	5,500	5,500
Derivatives not designated as hedging instruments (Note 21)	4,707	69	4,776
Derivatives designated as hedging instruments (Note 21)	293	—	293
Total	19,744	5,569	25,313

Other financial assets at amortized cost

Other financial assets at amortized cost comprise the investment fund of $9,909 thousand in Selma Globe Investment Fund, LLC as a result of the NMTC Program. The reactivation of the plant in Selma, Alabama, in 2022 resulted in the Company being granted a $13,230 thousand allocation by the end of fiscal year 2022 under the NMTC Program (See Note 17). This allocation was subscribed by Ferroglobe U.S.A Metallurgical, Inc. as owner of the plant and United Bank as investor and beneficiary of the tax credit resulting from this grant.

Other financial assets at amortized cost also comprise deposits given to the French government by Ferroglobe France ($2,872 thousand in 2025 and $3,054 thousand in 2024), a Ferroglobe subsidiary, in respect of effort de construction. The law in France requires employers and companies of a certain size to invest a portion of their budgets in the construction or renovation of housing (including through direct investment, providing mortgages, and other) every year. In this case, the mandatory contributions are made in the form of a loan, to be returned by the French government in 20 years.

The carrying amount of other financial assets at amortized cost is considered to approximate their fair value.

Financial investments

In January 2025, the Company purchased 1,200 shares of Mo Industripark AS, a Norwegian Company, with a total purchase price of NOK 91,360 thousand ($8,119 thousand). The fair value of this investment as of December 31, 2025, is $9,074 thousand.

In April 2024, the Company invested $3,000 thousand in Coreshell, a U.S.-based startup developing nanocoating solutions for silicon-dominant anodes. In 2025, the Company invested an additional $7,000 thousand. The fair value of this financial investment as of December 31, 2025 is $11,100 thousand ($5,500 thousand in 2024). The Company continues to categorize this financial asset as current as we expect it to be converted to equity in the next 12 months.

9.2 Trade and other receivables

Trade and other receivables comprise the following at December 31:

	2025	2024
	US$'000	US$'000
Trade receivables	194,273	191,560
Less – allowance for doubtful debts	(2,737)	(2,744)
Total trade receivables	191,536	188,816

Tax receivables	16,266	18,331
Government grant receivables	51,066	62,586
Other receivables	7,333	2,186
Total other receivables	74,665	83,103

The trade and other receivables disclosed above are short-term in nature and therefore their carrying amount is considered to approximate their fair value.

The changes in the allowance for doubtful debts during 2025 and 2024 were as follows:

Allowance
US$'000
Balance at January 1, 2024	2,906
Impairment losses recognized	475
Collection of previously written off balances	(519)
Exchange differences	(118)
Balance at December 31, 2024	2,744
Impairment losses recognized	1,429
Collection of previously written off balances	(1,798)
Exchange differences	362
Balance at December 31, 2025	2,737

Factoring of trade receivables

In October 2020, the Company signed a factoring agreement with a financial institution to anticipate the collection of receivables issued by the Company’s European subsidiaries with the following main terms:

●	maximum cash consideration advanced is up to €60,000 thousand;
●	overcollateralization of 10% of accounts receivable as guarantee provided to the Agent until payment has been satisfied;
●	a 0.18% to 0.25% fee charge on total invoices and credit notes sold to the Agent; and
●	a financing commission set at EURIBOR 3 months plus 1% charged on the drawdowns;

Other conditions are set in relation to credit insurance policy which has been structured in an excess of loss policy where the first €5,000 thousand of bad debt losses are not covered by the insurance provider. The Company has assumed the cash collateralization for the entire excess of loss, as agreed in contractual terms.

For the year ended December 31, 2025, the factoring agreement provided upfront cash consideration of $325,746 thousand ($427,772 thousand in 2024). The Company has repaid $328,022 thousand ($420,873 thousand in 2024), recognizing bank borrowing debt of $36,856 thousand as of December 31, 2025 (2024: $35,059 thousand). See Note 17.

As of December 31, 2025, the Company held $42,220 thousand of trade and other receivables recognized in the consolidated statements of financial position in respect of factoring agreements ($41,272 thousand as of December 31, 2024). Finance costs incurred during the year ended December 31, 2025, amounted to $2,582 thousand ($3,344 thousand in 2024) recognized as “Finance costs” in the consolidated income statements.

The Company evaluated whether selling the receivables transferred substantially all the risks and rewards of ownership. Because the Company remains exposed to credit risk under the factoring arrangement, the criteria for derecognition are not met. As a result, the receivables remain on the balance sheet, and the cash received from the Leasing and Factoring Agent is recorded as a bank borrowing. The amount due under the factoring agreements is presented as on-balance-sheet factoring, and the related liability is shown as bank borrowings.

Other agreements

In February 2022, the Company signed a without recourse factoring agreement with Bankinter offering the possibility to sell the receivables corresponding to eleven pre-approved customers by the bank and its credit insurer. Receivables are pre-financed at 100% of their face value.

The main characteristics of this program are the following:

●	maximum cash consideration advanced is up to €20,000 thousand;
●	a 0.25% fee of the receivables face values;
●	a cost of financing at 12-month Euribor plus 1%;
●	a closing fee of 0.25% of the financing; and
●	an annual renewal fee of 0.25% of the financing.

The Company has concluded that we have not retained nor transferred substantially all of the risks and rewards but have transferred control of the receivables, and therefore the derecognition criteria is met and the trade receivables sold have been derecognized from the balance sheet.

Government grants receivables

The Company has been awarded compensation for the indirect carbon dioxide emissions costs included in its energy bills in certain European entities.

For the year ended December 31, 2025, the Company recognized $75,637 thousand of income (2024: $82,553 thousand) related to these compensations. The amount was deducted against the related expense in “Raw Materials and energy consumption for production” in the consolidated income statements. The Company has no unfulfilled conditions in relation to government grants, but certain grants would be repayable if the Company were to substantially curtail production or employment at certain plants.